Share-based Compensation	12 Months Ended
Dec. 31, 2017
Share-based Compensation
Share-based Compensation

18. Share-based Compensation

(i)    Share-based Compensation of the Company

        The Company conditionally adopted a share option scheme on June 4, 2005 (as amended on March 21, 2007) and such scheme has a term of 10 years. It expired in 2016 and no further share options can be granted. Another share option scheme was conditionally adopted on April 24, 2015 (the "HCML Share Option Scheme"). Pursuant to the HCML Share Option Scheme, the Board of Directors of the Company may, at its discretion, offer any employees and directors (including Executive and Non-executive Directors but excluding Independent Non-executive Directors) of the Company, holding companies of the Company and any of their subsidiaries or affiliates, and subsidiaries or affiliates of the Company share options to subscribe for shares of the Company.

        The aggregate number of shares issuable under the HCML Share Option Scheme is 2,425,597 ordinary shares. The aggregate number of shares issuable under the prior share option scheme which expired in 2016 is 282,726 ordinary shares. As at December 31, 2017, the number of shares authorized but unissued was 8,552,963 ordinary shares.

        Share options granted are generally subject to a three-year or four-year vesting schedule, depending on the nature and the purpose of the grant. Share options subject to three-year vesting schedule, in general, vest 33.3% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 33.3% every subsequent year. Share options subject to the four-year vesting schedule, in general, vest 25% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. However, certain share option grants may have a different vesting schedule as approved by the Board of Directors of the Company. No outstanding share options will be exercisable or subject to vesting after the expiry of a maximum of eight to ten years from the date of grant.

        On June 15, 2016, 1,187,372 share options of a subsidiary were cancelled with the consent of the relevant eligible employees in exchange for 593,686 new share options of the Company (Note 18(ii)). This was accounted for as a modification of the original share options granted which did not result in any incremental fair value to the Group.

        A summary of the Company's share option activity and related information is as follows:

	Number of share options	Weighted-average exercise price in £ per share	Weighted-average remaining contractual life (years)	Aggregate intrinsic value (in £'000)
Outstanding at January 1, 2015	684,403	4.67
Granted	—	—
Exercised	(242,038)	3.77
Cancelled	—	—
Outstanding at December 31, 2015	442,365	5.16	6.53	10,061
Granted	693,686	19.70
Exercised	(92,705)	3.54
Cancelled	(3,750)	6.10
Outstanding at December 31, 2016	1,039,596	15.00	6.77	7,900
Granted	150,000	31.05
Exercised	(56,309)	5.16
Cancelled	(6,875)	6.10
Outstanding at December 31, 2017	1,126,412	17.69	6.29	43,158
Vested and expected to vest at December 31, 2015	333,393	4.85	6.05	7,685
Vested and exercisable at December 31, 2015	291,015	4.67	5.77	6,762
Vested and expected to vest at December 31, 2016	1,039,596	15.00	6.77	7,900
Vested and exercisable at December 31, 2016	767,376	14.64	6.66	6,106
Vested and expected to vest at December 31, 2017	1,126,412	17.69	6.29	43,158
Vested and exercisable at December 31, 2017	951,412	15.52	5.81	38,508

        The Company uses the Polynomial model to estimate the fair value of share option awards using various assumptions that require management to apply judgment and make estimates, including:

Volatility

        The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.

Risk-free Rate

        The risk-free interest rates used in the Polynomial model are with reference to the sovereign yield of the United Kingdom because the Company's ordinary shares are currently listed on AIM and denominated in £.

Dividends

        The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Polynomial model.

        In determining the fair value of share options granted, the following assumptions were used in the Polynomial model for awards granted in the periods indicated:

	Grant date
	June 24, 2011	December 20, 2013	June 15, 2016	March 27, 2017
Value of each share option (in £ per share)	1.84	3.15	8.99	12.69
Significant inputs into the valuation model:
Exercise price (in £ per share)	4.41	6.10	19.70	31.05
Share price at effective date of grant (in £ per share)	4.33	6.10	19.70	31.05
Expected volatility	46.6%	36.0%	39.0%	36.3%
Risk-free interest rate	3.13%	3.16%	1.00%	1.17%
Contractual life of share options	10 years	10 years	8 years	10 years
Expected dividend yield	0%	0%	0%	0%

        The following table summarizes the Company's share option values:

	Year Ended December 31,
	2017	2016	2015
Weighted-average grant-date fair value of share options granted during the period (in £ per share)	12.69	8.99	—
Total intrinsic value of share options exercised in US$'000	2,290	1,907	5,020

Share-based Compensation Expense

        The Group recognizes compensation expense for only the portion of options expected to vest, on a graded vesting approach over the requisite service period. The following table presents share-based compensation expense included in the Group's consolidated statements of operations:

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Research and development expenses	1,284	1,278	74
Administrative expenses	—	—	14

	1,284	1,278	88

        As at December 31, 2017, the total unrecognized compensation cost was US$1,539,000, and will be recognized on a graded vesting approach over the weighted-average remaining service period of 3.1 years.

        Cash received from share option exercises under the share option plan for the years ended December 31, 2017, 2016 and 2015 was approximately US$380,000, US$426,000 and US$1,374,000 respectively.

        The Company will issue new shares to satisfy share option exercises.

(ii)   Share-based Compensation of a subsidiary

        HMHL adopted a share option scheme on August 6, 2008 (as amended on April 15, 2011) and such scheme has a term of 6 years. It expired in 2014 and no further share options can be granted. Another share option scheme was adopted on December 17, 2014 (the "HMHL Share Option Scheme"). Pursuant to the HMHL Share Option Scheme, any employee or director of HMHL and any of its holding company, subsidiaries and affiliates is eligible to participate in the HMHL Share Option Scheme subject to the discretion of the board of directors of HMHL.

        The aggregate number of shares issuable under the HMHL Share Option Scheme is 2,144,408 ordinary shares. As at December 31, 2017, the number of shares authorized but unissued was 157,111,839 ordinary shares of HMHL.

        Share options granted are generally subject to a four-year vesting schedule, depending on the nature and the purpose of the grant. Share options subject to the four-year vesting schedule, in general, vest 25% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. No outstanding share options will be exercisable or subject to vesting after the expiry of a maximum of six or nine years from the date of grant.

        On December 20, 2013, 2,485,189 share options were cancelled with the consent of the relevant eligible employees in exchange for new share options of the Company vesting over a period of four years and/or cash consideration payable over a period of four years. For the share options in exchange for new share options under HCML Share Option Scheme, this was accounted for as a modification of the original share options which did not result in any incremental fair value to the Group. For the share options in exchange for cash consideration, this was accounted for as a modification in classification that changed the award's classification from equity-settled to a liability.

        A liability has been recognized on the modification date taking into account the requisite service period that has been provided by the employee at the modification date. As at December 31, 2017 and 2016, US$0.2 million and US$1.4 million have been recognized in other payables respectively.

        On June 15, 2016, 1,187,372 share options pursuant to the HMHL Share Option Schemes were cancelled with the consent of the relevant eligible employees in exchange for 593,686 new share options of the Company pursuant to the HCML Share Option Schemes. This was accounted for as a modification of the original share options granted which did not result in any incremental fair value to the Group.

        A summary of the HMHL's share option activity and related information is as follows (with no activity for the year ended December 31, 2017):

	Number of share options	Weighted-average exercise price in £ per share	Weighted-average remaining contractual life (years)	Aggregate intrinsic value (in £'000)
Outstanding at January 1, 2015	1,211,772	7.71
Granted	—	—
Exercised	(24,400)	2.34
Cancelled	—	—
Outstanding at December 31, 2015	1,187,372	7.82	7.97	32,292
Granted	—	—
Exercised	—	—
Cancelled	(1,187,372)	7.82
Outstanding at December 31, 2016 and 2017	—	—	—	—
Vested and expected to vest at December 31, 2015	759,918	7.82	7.97	20,667
Vested and exercisable at December 31, 2015	593,686	7.82	7.97	16,146
Vested and expected to vest at December 31, 2016 and 2017	—	—	—	—
Vested and exercisable at December 31, 2016 and 2017	—	—	—	—

Share-based Compensation Expense

        The subsidiary recognizes compensation expense for only the portion of options expected to vest, on a graded vesting approach over the requisite service period. The following table presents share-based compensation expense included in the Group's consolidated statements of operations:

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Research and development	32	502	1,063

        As at December 31, 2017, the total unrecognized compensation cost was nil.

        Cash received from option exercises under the share option plan for the year ended December 31, 2015 was US$57,000.

(iii) LTIP

        The Company grants awards under the LTIP to participating directors and employees, giving them a conditional right to receive ordinary shares of the Company or the equivalent ADS (collectively the "Awarded Shares") to be purchased by the Trustee up to a cash amount. Vesting will depend upon continued employment of the award holder with the Group and will otherwise be at the discretion of the Board of Directors of the Company. Additionally, some awards are subject to change based on annual performance targets prior to their determination date.

LTIP awards prior to the determination date

        Performance targets vary by award, and may include targets for shareholder returns, free cash flows, revenues, net profit after taxes and the achievement of clinical and regulatory milestones. As the extent of achievement of the performance targets is uncertain prior to the determination date, a probability based on management's assessment on the achievement of the performance target has been assigned to calculate the amount to be recognized as an expense over the requisite period with a corresponding entry to liability.

LTIP awards after the determination date

        Upon the determination date, the Company will pay a determined monetary amount, up to the maximum cash amount based on the actual achievement of the performance target specified in the award, to the Trustee to purchase the Awarded Shares. Any cumulative compensation expense previously recognized as a liability will be transferred to additional paid-in capital, as an equity-settled award. If the performance target is not achieved, no Awarded Shares of the Company will be purchased and the amount previously recorded in the liability will be reversed through profit or loss.

        Granted awards under the LTIP are as follows:

        On December 15, 2017, the Company granted awards up to a maximum cash amount per annum of US$0.5 million that stipulated annual performance targets. Shares under such LTIP awards will cover each financial year from 2018 to 2019. The annual performance target determination date is the date of the announcement of the Group's annual results for the covered financial year and vesting occurs two business days after the announcement of the Group's annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

        On March 15, 2017 and August 2, 2017, the Company granted awards up to a maximum cash amount per annum of US$6.0 million that stipulated annual performance targets. Shares under such LTIP awards will cover each financial year from 2017 to 2019. The annual performance target determination date is the date of the announcement of the Group's annual results for the covered financial year and vesting occurs two business days after the announcement of the Group's annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

        On March 15, 2017, the Company granted awards up to a maximum cash amount of US$0.4 million in aggregate that did not stipulate performance targets. Shares under such LTIP awards will vest one business day after the publication date of the annual report for the 2017 financial year.

        On March 24, 2016, the Company granted awards up to a maximum cash amount of US$0.3 million in aggregate that do not stipulate performance targets. Shares under such LTIP awards are subject to the vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.

        On October 19, 2015, the Company granted initial awards under the LTIP up to a maximum cash amount per annum of US$1.8 million that stipulated annual performance targets. Shares under such LTIP awards will cover each financial year from 2014 to 2016. The annual performance target determination date is the date of the announcement of the Group's annual results for the covered financial year and vesting occurs one business day after the publication date of the annual report of the Company for the financial year falling two years after the covered financial year to which the LTIP award relates.

        The Trustee has been set up solely for the purpose of purchasing and holding the Awarded Shares during the vesting period on behalf of the Group using funds provided by the Group. On the determination date, if any, the Company will determine the cash amount, based on the actual achievement of each annual performance target, for the Trustee to purchase the Awarded Shares. The Awarded Shares will then be held by the Trustee until they are vested.

        The Trustee's assets include treasury shares and funds for additional treasury shares, trustee fees and expenses. As at December 31, 2017, the number of treasury shares (in the form of ordinary shares or ADS of the Company) purchased and held by the Trustee are as follows:

	Number of treasury shares	Cost in US$'000
As at January 1, 2017	62,921	2,390
Purchased	35,095	1,367
Vested	(42,038)	(1,800)

As at December 31, 2017	55,978	1,957

        Based on the actual achievement of performance targets for the 2017 financial year, the Group expects to purchase up to US$5,621,000 of treasury shares in 2018.

        For the year ended December 31, 2017, US$1,800,000 and US$79,000 of the LTIP awards have vested and been forfeited respectively.

        The following table presents the share-based compensation expenses recognized under the LTIP awards:

	Year Ended December 31,
	2017	2016	2015
	(in US$'000)
Research and development expenses	1,894	850	156
Selling and administrative expenses	1,529	811	152

	3,423	1,661	308

Recorded with a corresponding credit to:
Liability	2,336	345	75
Additional paid-in capital	1,087	1,316	233

	3,423	1,661	308

        For the years ended December 31, 2017, 2016 and 2015, US$451,000, US$64,000 and nil was reclassified from liability to additional paid-in capital respectively upon LTIP awards reaching the determination date. As at December 31, 2017 and 2016, US$2,241,000 and US$356,000 was recorded as liability respectively for LTIP awards prior to the determination date.

        As at December 31, 2017, the total unrecognized compensation cost was approximately US$8,681,000, which considers expected performance targets and the amount expected to vest, and will be recognized over the requisite periods.